Investment Strategy - Tactical Advantage ETF	Jul. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed “fund-of ETFs.” Family Dynasty Advisors LLC, the Fund’s sub-adviser (the “Sub-Adviser”), invests the Fund’s assets in ETFs that are listed on U.S. stock exchanges (the “Underlying ETFs”). The Fund will invest in Underlying ETFs that primarily invest in U.S. equity securities or high-yield bonds. Additionally, the Fund will hold cash and cash equivalents. When the Sub-Adviser’s proprietary analysis (described below) forecasts a market uptrend (i.e., a rising equity market), the Fund will increase its holdings in Underlying ETFs and reduce its cash position. In contrast, the Sub-Adviser will reduce its holdings in Underlying ETFs and increase the Fund’s allocation to cash when the Sub-Adviser’s proprietary trading strategy perceives a market downtrend (i.e., a flat or falling market). Allocation changes may apply to the Fund’s overall portfolio if, for example, equity markets as a whole are forecast to change, or may apply to a subset of the Fund’s portfolio if particular sub-markets (e.g., small-cap stocks) are forecast to change.

The Sub-Adviser manages the Fund’s portfolio using its proprietary analysis, which analyzes both technical and macro-economic indicators. The Sub-Adviser’s strategy focuses on evaluating both Underlying ETF-specific and broad economic data to seek to forecast market trends to select the Underlying ETFs in which the Fund will invest. By adjusting the Fund’s cash position in times of forecasted flat or negative market conditions, the Fund expects to reduce to some extent the extent of loss which may be experienced in the broader equity market. The Fund’s ability to actively manage its cash position is intended to result in a lower volatility of its returns than an investment in the broader equity markets (because cash is a neutral investment that naturally dampens the volatility of an overall portfolio that is otherwise comprised of equity and fixed-income securities).

Technical Indicators: The Sub-Adviser analyzes various technical indicators of potential Underlying ETFs, including, among others, indicators such as trading volume (how many shares are trading over various periods) and moving averages (e.g., prices over periods such as 20 days or 50 days). The Sub-Adviser also considers more complex indicators, including, among others, the stochastic oscillator and the moving average convergence divergence (“MACD”) described below.

●	The stochastic oscillator is a momentum indicator that shows the location of the Underlying ETF’s closing price relative to its high-low range over a set number of periods. The Sub-Adviser uses this indicator to determine whether the Underlying ETF’s holdings are generally oversold (i.e., the Underlying ETF’s holdings are potentially undervalued) or overbought (i.e., the Underlying ETF’s holdings are potentially overvalued).
●	The MACD is a trend-following momentum indicator that shows the relationship between two moving averages of an Underlying ETF’s price. The MACD can assist the Sub-Adviser’s assessment of whether a security (Underlying ETF) is oversold, overbought, or may be subject to a price reversal.

The Sub-Adviser uses the technical indicators to identify when an Underlying ETF has bullish or bearish momentum, and to identify entry and exit points for trades. Generally speaking, technical indicators for different types of Underlying ETFs (e.g., small cap stocks vs. gold) move somewhat independently of one another. As a result, the trends for each of the Fund’s holdings will differ.

Macro-Economic Indicators: The Sub-Adviser analyzes a broad range of macro-economic data, including actions taken by the Federal Reserve, gross domestic product figures, consumer spending reports, and housing reports. The Sub-Adviser uses its macro-economic analysis to identify broad market trends (e.g., do the stock markets appear likely to increase, stay steady, or decrease?). The Sub-Adviser uses its macro-economic data as an overlay to its technical analysis and incorporates this additional data when determining when to buy, hold, or sell Underlying ETFs.

Fund Allocations: The Sub-Adviser seeks to position the Fund to seek to benefit from market uptrends by allocating all or substantially all of the Fund’s assets to equity ETFs and high-yield bond ETFs, while seeking to minimize the impact of investment price declines by reducing the Fund’s equity and high-yield bond exposure and increasing its allocation to cash equivalent holdings. The Sub-Adviser favors Underlying ETFs that are highly liquid and lower cost.

The Fund’s Underlying ETFs will primarily invest in:

●	one or more economic sectors (e.g., health care, technology, energy);
●	one or more equity market segments (e.g., small- or mid-capitalization stocks); or
●	high-yield bond market segments.

Portfolio Construction:

When the Sub-Adviser’s analysis anticipates market uptrends, the Fund’s portfolio will generally consist of between 10 and 15 Underlying ETFs. When the analysis reflects flat or negative market pricing trends, the Fund will hold fewer Underlying ETFs and allocate more of the Fund’s portfolio to cash or cash equivalent holdings.

Generally, the Fund will be between 90% - 100% invested in Underlying ETFs because, in the Sub-Adviser’s view, most market growth happens more slowly over long time periods. In contrast, market declines, and subsequent recovery periods, usually occur more quickly. As a result, the Fund will substantially increase its cash position infrequently and for relatively short periods. The allocation of cash will depend on the severity of the Sub-Adviser’s assessment of the size and severity of an anticipated market decline. The Sub-Adviser anticipates that the Fund will briefly allocate a significant portion of its portfolio to cash (up to 75%) on a fairly regular basis (e.g., 2-3 times a year).